Common Stock (Tables) (Common Stock [Member])	12 Months Ended
Dec. 31, 2014
Common Stock [Member]
Schedule of Stock by Class [Table Text Block]
Common Stock issues during 2013 are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2012 Balance	31,879,247	$.0001	Various	$37,467,400	$529,138	$3,188	$37,993,350
Issuance of stock (2)	21,164,846.0001		0.50	10,582,423	-	2,116	10,580,307
Issuance of stock (3)	575,000.0001		0.50	-	287,500	57	287,443
Issuance of stock (3)	6,247.0001		2.00	-	12,494	1	12,493
Issuance of stock (4)	527,500.0001		Various	-	-	53	(53)
Issuance of stock (5)	11,289,895.0001		0.50	5,644,948	-	1,130	5,643,818
Total December 31, 2013	65,442,735			$53,694,771	$829,132	$6,545	$54,517,358
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.

(3) Shares issued for services performed.
(4) Shares issued under anti-dilution provision.
(5) Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.

Common Stock issues during 2014 are as follows:

Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance	65,442,735.0001		Various	$53,694,771	$829,132	$6,545	$54,517,358
Issuance of stock (2)	1,112,348.0001		Various	-	985,541	111	985,430
Stock options exercised (3)	25,000.0001		$0.55	13,750	-	2	13,748
Stock warrants exercised (4)	8,517.0001		$1.77	-	-	1	(1)
Total December 31, 2014	65,588,600			$53,708,521	$1,814,673	$6,659	$55,516,535
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Shares issued for services performed and does not contain an anti-dilution provision
(3) Shares issued for exercised stock options and does not contain an anti-dilution provision
(4) Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision